Concentrations (Details Narrative) - 11 months ended Mar. 31, 2015	Total	Total
Number of vendors	3
Vendor Two [Member]
Concentration percentage by vendors		17.00%
Vendor Three [Member]
Concentration percentage by vendors		10.00%
Vendor One [Member]
Concentration percentage by vendors		46.00%